Primary and secondary segments reporting	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Primary and secondary segments reporting
Primary and secondary segments reporting
The segment reporting is based on financial information presented to the chief operating decision maker, which excludes certain items included in the statutory results that distort year-on-year comparisons and are not considered for management reporting purposes. This financial information (“underlying basis”) is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
The Group has aligned the information in this operating segment Note in a manner consistent with the underlying information used internally for management reporting purposes and with that presented throughout the Group’s other public documents.
The Group executive committee has been determined to be the chief operating decision maker for the Group. The Group’s operating segments reflect its organizational and management structures. The Group executive committee reviews the Group’s internal reporting based around these segments in order to assess performance and allocate resources.
The segments are differentiated by the geographical area where profits are earned and by type of business. The financial information of each reportable segment is prepared by aggregating the figures for the Group’s various geographic areas and business units.
Our results are affected by the change in our reported segments resulting from new criteria to measure our segments´ profits or loss and from the new composition of our segments starting with the financial information for the first half 2019 to reflect our current reporting structure. The main changes, which have been applied to all segment information for all periods included in the consolidated financial statements, are the following:
i. Primary segments

•
Creation of the new geographic segment Europe that includes the existing units under the previous Continental Europe segment (Spain, Portugal, Poland and Santander Consumer Finance) plus the UK (that was previously a segment on its own.

•	Creation of the new geographic segment North America that comprises the existing units under the previous US segment plus Mexico.

•	Creation of the new geographic segment South America that comprises the existing units under the previous Latin America segment except for Mexico.

•	Creation of a new reporting unit segment, Santander Global Platform, which includes our global digital services under a single unit:
– Our fully digital native bank Openbank S.A. and Open Digital Services, S.L.

–	Global Payments Services: payments platform to better serve our customers with value propositions developed globally, including Global Merchant Services, Global Trade Services, Superdigital y Pago FX.
– Digital Assets: common digital assets and Centres of Digital Expertise which help our banks in their digital transformation.
ii. Secondary segments

•	The Real Estate Activity Spain unit, that was previously a segment reported on its own, is now included in Retail Banking.

•	The insurance business, previously included in Retail Banking, is now included in the Wealth Management segment, which was renamed Wealth Management & Insurance.

•	The new digital segment (Santander Global Platform) is also incorporated as a secondary segment.

•
Finally, the change in reported segments also includes adjustments of the clients of the Global Customer Relationship Model between Retail Banking and Santander Corporate & Investment Banking and between Retail Banking and Wealth Management & Insurance.

After these changes, the operating business areas are structured in two levels:
a) Primary segments
This primary level of segmentation, which is based on the Group's management structure, comprises five reportable segments: four operating areas plus the Corporate Center. The operating areas, are: Europe, South America, North America and Santander Global Platform.
The Europe area encompasses all the business activities carried on in the region, including the business activities carried on by the various Group units and branches with a presence in the UK.
The North America area includes all the financial activities carried on by the Group through its banks and subsidiaries in Mexico and the United States; activities in the US include the holding company (SHUSA) and the businesses of Santander Bank, National Association, Santander Consumer USA Holdings Inc., Banco Santander Puerto Rico, Banco Santander International's specialised unit and the New York branch.
The South America area includes all the financial activities carried on by the Group through its banks and subsidiaries in the region.
The Santander Global Platform segment consolidates all global digital initiatives.
The Group has considered the aggregation criteria of IFRS8 for purposes of identifying these reportable segments.
The Corporate Centre segment includes the centralised management business relating to financial investments, financial management of the structural currency position, within the remit of the Group's corporate asset and liability management committee, and management of liquidity and equity through issues.
With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Group's balance sheet.
There are no customers located in any of the areas that generate income exceeding 10% of Total income.
The condensed balance sheets and income statements of the various primary segments are as follows:

Million euros
	2019
(Condensed) balance sheet	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total Assets	1,057,038	223,857	253,804	10,234	168,352	(190,590)	1,522,695
Loans and advances to customers	676,904	133,726	125,122	702	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	180,389	22,885	51,360	9,063	32,803	(107,894)	188,606
Debt instruments	104,381	33,746	45,619	10	840	—	184,596
Other financial assets	53,893	10,759	14,802	187	2,406	—	82,047
Other asset accounts	41,471	22,741	16,901	272	126,539	(82,696)	125,228
Total Liabilities	1,000,905	199,955	231,321	9,760	77,989	(107,894)	1,412,036
Customer deposits	600,380	98,915	114,817	9,460	793	—	824,365
Central banks and credit institutions	189,791	38,942	41,989	82	12,253	(107,894)	175,163
Marketable debt securities	133,544	44,098	29,840	—	54,495	—	261,977
Other financial liabilities***	60,807	11,763	34,062	106	636	—	107,374
Other liabilities accounts****	16,383	6,237	10,613	112	9,812	—	43,157
Total Equity	56,133	23,902	22,483	474	90,363	(82,696)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	33,107	15,872	60	450	—	—	49,489

*	Including Trading derivatives and Equity instruments.

**
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

***	Including Trading derivatives, Short positions and Other financial liabilities.

****
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Million euros
	2018
(Condensed) balance sheet	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total Assets	1,020,737	200,919	237,480	8,781	170,614	(179,260)	1,459,271
Loans and advances to customers	639,966	116,196	119,912	337	6,509	1	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	172,298	28,845	48,318	8,168	39,840	(100,400)	197,069
Debt instruments	118,221	27,302	45,224	—	377	—	191,124
Other financial assets*	49,263	9,974	9,311	146	2,113	1	70,808
Other asset accounts**	40,989	18,602	14,715	130	121,775	(78,862)	117,349
Total Liabilities	966,727	179,046	215,605	8,492	82,439	(100,399)	1,351,910
Customer deposits	571,834	91,895	108,248	8,284	235	—	780,496
Central banks and credit institutions	192,685	26,048	38,584	111	30,879	(100,398)	187,909
Marketable debt securities	129,574	43,758	31,504	—	41,783	—	246,619
Other financial liabilities***	53,687	11,379	28,570	38	1,334	(1)	95,007
Other liabilities accounts****	18,947	5,966	8,699	59	8,208	—	41,879
Total Equity	54,010	21,873	21,875	289	88,175	(78,861)	107,361
Other customer funds under management	76,524	12,785	68,172	367	7	—	157,855
Investment funds	55,239	10,436	61,515	367	7	—	127,564
Pension funds	11,062	98	—	—	—	—	11,160
Assets under management	10,223	2,251	6,657	—	—	—	19,131
Other non-managed marketed customer funds	28,555	13,528	128	—	—	—	42,211

*	Including Trading derivatives and Equity instruments.

**
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

***	Including Trading derivatives, Short positions and Other financial liabilities.

****
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Million euros
	2017
(Condensed) balance sheet	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total Assets	1,023,053	172,591	235,144	7,372	157,126	(150,981)	1,444,305
Loans and advances to customers	623,604	98,424	121,467	92	5,326	2	848,915
Cash, balances at central banks and credit institutions and other deposits on demand	155,203	23,256	46,131	7,128	25,897	(69,190)	188,425
Debt instruments	125,848	27,519	44,148	68	1,768	—	199,351
Other financial assets*	64,608	8,996	8,599	—	2,116	—	84,319
Other asset accounts**	53,790	14,396	14,799	84	122,019	(81,793)	123,295
Total Liabilities	966,064	152,455	211,148	7,135	69,860	(69,190)	1,337,472
Customer deposits	576,072	81,581	112,874	6,981	222	—	777,730
Central banks and credit institutions	179,057	24,131	31,366	63	24,887	(69,190)	190,314
Marketable debt securities	122,325	31,344	29,267	—	35,030	—	217,966
Other financial liabilities***	67,041	10,183	28,403	44	1,628	—	107,299
Other liabilities accounts****	21,569	5,216	9,238	47	8,093	—	44,163
Total Equity	56,989	20,136	23,996	237	87,266	(81,791)	106,833
Other customer funds under management	82,287	12,790	70,811	686	—	—	166,574
Investment funds	60,254	10,371	64,514	610	—	—	135,749
Pension funds	11,490	—	—	76	—	—	11,566
Assets under management	10,543	2,419	6,297	—	—	—	19,259
Other non-managed marketed customer funds	27,790	13,561	47	—	—	—	41,398

*	Including Trading derivatives and Equity instruments.

**
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

***	Including Trading derivatives, Short positions and Other financial liabilities.

****
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

The condensed income statements for the primary segments are as follows:

Million euros
	2019
(Condesed) Underlying income statement	Europe	North America	South America	Santander Global Platform	Corporate centre	Total
Net interest income	14,201	8,926	13,316	92	(1,252)	35,283
Net fee income	5,260	1,776	4,787	6	(50)	11,779
Gains (losses) on financial transactions*	1,036	230	565	(3)	(297)	1,531
Other operating income**	504	672	(243)	(14)	(18)	901
Total income	21,001	11,604	18,425	81	(1,617)	49,494
Administrative expenses, depreciation and amortisation	(11,044)	(4,967)	(6,656)	(240)	(373)	(23,280)
Net operating income***	9,957	6,637	11,769	(159)	(1,990)	26,214
Net loan-loss provisions****	(1,839)	(3,656)	(3,789)	(1)	(36)	(9,321)
Other gains (losses) and provisions*****	(768)	(205)	(748)	(6)	(237)	(1,964)
Operating profit/(loss) before tax	7,350	2,776	7,232	(166)	(2,263)	14,929
Tax on profit	(1,979)	(683)	(2,644)	46	157	(5,103)
Profit from continuing operations	5,371	2,093	4,588	(120)	(2,106)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,371	2,093	4,588	(120)	(2,106)	9,826
Non-controlling interests	493	426	664	—	(9)	1,574
Attributable profit to the parent	4,878	1,667	3,924	(120)	(2,097)	8,252

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2018
(Condesed) Underlying income statement	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	14,204	8,154	12,891	79	(987)	34,341
Net fee income	5,434	1,615	4,497	7	(68)	11,485
Gains (losses) on financial transactions*	1,114	173	498	—	12	1,797
Other operating income**	505	534	(212)	(12)	(14)	801
Total income	21,257	10,476	17,674	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(11,166)	(4,488)	(6,557)	(142)	(426)	(22,779)
Net operating income***	10,091	5,988	11,117	(68)	(1,483)	25,645
Net loan-loss provisions****	(1,572)	(3,449)	(3,737)	—	(115)	(8,873)
Other gains (losses) and provisions*****	(1,027)	(202)	(663)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	7,492	2,337	6,717	(70)	(1,699)	14,777
Tax on profit	(2,020)	(599)	(2,642)	17	14	(5,230)
Profit from continuing operations	5,472	1,738	4,075	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,472	1,738	4,075	(53)	(1,685)	9,547
Non-controlling interests	424	434	624	1	—	1,483
Attributable profit to the parent	5,048	1,304	3,451	(54)	(1,685)	8,064

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2017
(Condesed) Underlying income statement	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	13,529	8,170	13,383	63	(849)	34,296
Net fee income	5,163	1,721	4,744	7	(38)	11,597
Gains (losses) on financial transactions*	907	159	863	—	(225)	1,704
Other operating income**	463	370	69	(11)	(94)	797
Total income	20,062	10,420	19,059	59	(1,206)	48,394
Administrative expenses, depreciation and amortisation	(10,454)	(4,580)	(7,339)	(67)	(477)	(22,917)
Net operating income***	9,608	5,840	11,720	(8)	(1,683)	25,477
Net loan-loss provisions****	(1,313)	(3,685)	(4,067)	—	(46)	(9,111)
Other gains (losses) and provisions*****	(1,207)	(129)	(1,290)	(6)	(181)	(2,813)
Operating profit/(loss) before tax	7,088	2,026	6,363	(14)	(1,910)	13,553
Tax on profit	(1,980)	(486)	(2,156)	2	32	(4,588)
Profit from continuing operations	5,108	1,540	4,207	(12)	(1,878)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,108	1,540	4,207	(12)	(1,878)	8,965
Non-controlling interests	408	422	620	—	(1)	1,449
Attributable profit to the parent	4,700	1,118	3,587	(12)	(1,877)	7,516

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

b) Secondary segments
At this secondary level of segment reporting, the Group is structured into Retail Banking, Santander Corporate & Investment Banking (SCIB), Wealth Management & Insurance and Santander Global Platform; the sum of these segments is equal to that of the primary geographical reportable segments and total figures for the Group are obtained by adding the data for the Corporate Centre.
Considering the aforementioned information, the business segments are now conformed as follows:

•
Retail Banking: this covers all customer banking businesses, including consumer finance, except those of corporate banking, which are managed through Santander Corporate & Investment Banking, and asset management, private banking and insurance, which are managed by Wealth Management & Insurance. The results of the hedging positions in each country are also included, conducted within the sphere of each one’s assets and liabilities committee.

•
Santander Corporate & Investment Banking (SCIB): This business reflects revenue from global corporate banking, investment banking and markets worldwide including treasuries managed globally (always after the appropriate distribution with Retail Banking customers), as well as equities business.

•
Wealth Management & Insurance: Includes the asset management business (Santander Asset Management, S.A., S.G.I.I.C.), the insurance business, the corporate unit of Private Banking and International Private Banking in Miami and Switzerland.

•	Finally, the Santander Global Platform segment includes in a single unit all global digital initiatives.
Although the Santander Global Platform and the Wealth Management & Insurance business segments do not meet the quantitative thresholds defined in IFRS 8, such segments are considered reportable by the Group and separately disclosed because the Group management believes that information about these segments is useful to users of the financial statements.
There are no customers in any of the business segments that generate income exceeding 10% of total income.
The condensed income statements are as follows:

Million euros
	2019
(Condensed) Underlying income statement	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	Santander Global Platform	Corporate centre	Total
Net interest income	33,157	2,721	565	92	(1,252)	35,283
Net fee income	9,094	1,528	1,201	6	(50)	11,779
Gains (losses) on financial transactions*	975	740	116	(3)	(297)	1,531
Other operating income**	297	295	341	(14)	(18)	901
Total income	43,523	5,284	2,223	81	(1,617)	49,494
Administrative expenses, depreciation and amortisation	(19,481)	(2,275)	(911)	(240)	(373)	(23,280)
Net operating income***	24,042	3,009	1,312	(159)	(1,990)	26,214
Net loan-loss provisions****	(9,154)	(155)	25	(1)	(36)	(9,321)
Other gains (losses) and provisions*****	(1,623)	(86)	(12)	(6)	(237)	(1,964)
Operating profit/(loss) before tax	13,265	2,768	1,325	(166)	(2,263)	14,929
Tax on profit	(4,156)	(838)	(312)	46	157	(5,103)
Profit from continuing operations	9,109	1,930	1,013	(120)	(2,106)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	9,109	1,930	1,013	(120)	(2,106)	9,826
Non-controlling interests	1,361	169	53	—	(9)	1,574
Attributable profit to the parent	7,748	1,761	960	(120)	(2,097)	8,252

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2018
(Condensed) Underlying income statement	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	32,261	2,461	527	79	(987)	34,341
Net fee income	8,870	1,534	1,142	7	(68)	11,485
Gains (losses) on financial transactions*	756	898	131	—	12	1,797
Other operating income**	344	184	299	(12)	(14)	801
Total income	42,231	5,077	2,099	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(19,237)	(2,101)	(873)	(142)	(426)	(22,779)
Net operating income***	22,994	2,976	1,226	(68)	(1,483)	25,645
Net loan-loss provisions****	(8,549)	(199)	(10)	—	(115)	(8,873)
Other gains (losses) and provisions*****	(1,791)	(97)	(4)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	12,654	2,680	1,212	(70)	(1,699)	14,777
Tax on profit	(4,144)	(832)	(285)	17	14	(5,230)
Profit from continuing operations	8,510	1,848	927	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,510	1,848	927	(53)	(1,685)	9,547
Non-controlling interests	1,272	157	52	1	1	1,483
Attributable profit to the parent	7,238	1,691	875	(54)	(1,686)	8,064

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2017
(Condensed) Underlying income statement	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	32,169	2,442	471	63	(849)	34,296
Net fee income	9,295	1,621	712	7	(38)	11,597
Gains (losses) on financial transactions*	685	1,207	37	—	(225)	1,704
Other operating income**	255	221	426	(11)	(94)	797
Total income	42,404	5,491	1,646	59	(1,206)	48,394
Administrative expenses, depreciation and amortisation	(19,752)	(2,028)	(593)	(67)	(477)	(22,917)
Net operating income***	22,652	3,463	1,053	(8)	(1,683)	25,477
Net loan-loss provisions****	(8,374)	(682)	(9)	—	(46)	(9,111)
Other gains (losses) and provisions*****	(2,535)	(80)	(11)	(6)	(181)	(2,813)
Operating profit/(loss) before tax	11,743	2,701	1,033	(14)	(1,910)	13,553
Tax on profit	(3,688)	(747)	(187)	2	32	(4,588)
Profit from continuing operations	8,055	1,954	846	(12)	(1,878)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,055	1,954	846	(12)	(1,878)	8,965
Non-controlling interests	1,218	182	50	—	(1)	1,449
Attributable profit to the parent	6,837	1,772	796	(12)	(1,877)	7,516

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

c) Reconciliations of reportable segment results
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
The Group’s assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

Million euros
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Consolidated profit	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit to the parent	8,252	(1,737)	6,515

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of 31 million euros mainly corresponding to results from commitments and contingent risks, Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Explanation of adjustments:

•
Impairment of goodwill assigned to Santander UK and provisions for PPI in the UK, with a net impact of EUR -1,491 million and EUR -183 million, respectively, reflected in "Other gains (losses) and provisions".

•	Restructuring costs with a net impact of EUR -864 million, which are included gross in "Other gains (losses) and provisions".

•
Losses related to the real estate assets and stakes in Spain, with a net impact of EUR -405 million which are included in the headings "Other operating income" and "Other gains (losses) and provisions".

•	Provisions related to intangible assets and others, amounting to -174 million euros, which are included for their gross amount in the line "Other gains (losses) and provisions".

•
Capital gains on the sale of holdings in Prisma and on the integration of the custody business with a net impact of EUR 136 million and EUR 693 million, respectively, which are reflected grossly in "Other gains (losses) and provisions".

•	Positive impact of the change in Brazilian tax regulations, net of EUR 551 million, included in "Tax on profit".

Million euros
2018
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions*	1,797	—	1,797
Other operating income**	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income***	25,645	—	25,645
Net loan-loss provisions****	(8,873)	—	(8,873)
Other gains (losses) and provisions*****	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit to the parent	8,064	(254)	7,810

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 113 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

Explanation of adjustments

•
Restructuring costs: The net impact of EUR -300 million on Profit attributable to the Parent, relates to restructuring costs in connection with the integration of Banco Popular, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in corporate center and EUR 20 million in Portugal. The corresponding gross impacts are reflected on the “Other gains (losses) and provisions” line above.

•	Negative goodwill in Poland: The negative goodwill of EUR 45 million, relates to the acquisition of the banking and private banking business of Deutsche Bank Polska, S.A.

Million euros
2017
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,296	—	34,296
Net fee income	11,597	—	11,597
Gains (losses) on financial transactions*	1,704	(39)	1,665
Other operating income**	797	—	797
Total income	48,394	(39)	48,355
Administrative expenses, depreciation and amortisation	(22,917)	(76)	(22,993)
Net operating income***	25,477	(115)	25,362
Net loan-loss provisions****	(9,111)	(98)	(9,209)
Other gains (losses) and provisions*****	(2,813)	(1,249)	(4,062)
Operating profit/(loss) before tax	13,553	(1,462)	12,091
Tax on profit	(4,588)	704	(3,884)
Consolidated profit	8,965	(758)	8,207
Non-controlling interests	1,449	139	1,588
Attributable profit to the parent	7,516	(897)	6,619

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Explanation of adjustments

•
Allfunds Bank, S.A. sale: corresponds to the sale by the Bank and its partners of 100% of Allfunds Bank, S.A. capital, obtaining an amount of EUR 501 million from the sale of its 25% stake in Allfunds Bank, S.A., resulting in gains of EUR 425 million recognised in “Other gains (losses) and provisions” and of EUR 297 million net of tax.

•
Restructuring Costs and equity impairments: relates to the charge of EUR -425 million on “Other gains (losses) and provisions” (EUR -300 million net of tax) for the integration of Banco Popular Español, S.A.U. into the group and an additional charge of EUR -125 million on “Other gains (losses) and provisions” (EUR -85 million after tax effect) mainly related to commercial networks in Germany. During 2017, an additional impairment on equity investment and intangible assets held by the Group has been accounted for a value of EUR -130 million on “Other gains (losses) and provisions”, with no tax effect.

•
Goodwill Impairment: impairment of goodwill associated with Santander Consumer USA Holdings, Inc. This impairment had a gross impact of EUR -899 million on “Other gains (losses) and provisions” line (EUR -603 million in Profit attributable to the parent).

•
US Tax Reform and other impairments: the adjustment primarily corresponds to net impacts of the tax reform in the United States together with other expenses related to provisions for hurricanes and other provisions in the year 2017. The net impact of these adjustments in Profit attributable to the parent adds EUR -76 million.